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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564


                        Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Mid Cap Growth Fund
          SCHEDULE OF INVESTMENTS  6/30/2008 (unaudited)

Shares                                                              Value

          COMMON STOCKS - 99.9 %
          Energy - 19.9 %
          Coal & Consumable Fuels - 0.8 %
22,400    Alpha Natural Resources, Inc. *                        $2,336,096
15,200    Massey Energy Co.                                       1,425,000
                                                                 $3,761,096
          Oil & Gas Drilling - 5.8 %
70,000    ENSCO International, Inc. (b)                          $5,651,800
280,100   Helmerich & Payne, Inc.                                 20,172,802
                                                                 $25,824,602
          Oil & Gas Equipment And Services - 3.6 %
322,000   Weatherford Intl, Inc. * (b)                           $15,967,980
          Oil & Gas Exploration & Production - 6.9 %
39,700    Devon Energy Corp.                                     $4,770,352
116,700   Noble Affiliates, Inc.                                  11,735,352
301,500   Southwestern Energy Co. * (b)                           14,354,415
                                                                 $30,860,119
          Oil & Gas Storage & Transportation - 2.8 %
586,800   EL Paso Corp.                                          $12,757,032
          Total Energy                                           $89,170,829
          Materials - 10.0 %
          Diversified Metals & Mining - 4.9 %
189,125   Freeport-McMoRan Copper & Gold, Inc. (Class B)         $22,163,559
          Fertilizers & Agricultural Chemicals - 2.5 %
50,900    CF Industries Holdings, Inc. *                         $7,777,520
66,900    Terra Industries, Inc.                                  3,301,515
                                                                 $11,079,035
          Industrial Gases - 1.6 %
73,000    Air Products & Chemicals, Inc.                         $7,216,780
          Steel - 1.0 %
118,200   Steel Dynamics, Inc. (b)                               $4,618,074
          Total Materials                                        $45,077,448
          Capital Goods - 13.8 %
          Aerospace & Defense - 2.4 %
72,900    Be Aerospace, Inc. *                                   $1,697,841
97,800    L-3 Communications Holdings, Inc.                       8,887,086
                                                                 $10,584,927
          Construction & Engineering - 2.9 %
226,300   KBR, Inc.                                              $7,900,133
149,700   Quanta Services, Inc. * (b)                             4,980,519
                                                                 $12,880,652
          Electrical Component & Equipment - 2.4 %
23,400    First Solar, Inc. * (b)                                $6,383,988
122,200   Suntech Power Holdings Co., Ltd. (A.D.R.) *  (b)        4,577,612
                                                                 $10,961,600
          Industrial Conglomerates - 0.7 %
26,900    Walter Industries, Inc.                                $2,925,913
          Industrial Machinery - 5.4 %
126,900   Dover Corp.                                            $6,138,153
74,300    ITT Corp.                                               4,705,419
60,450    Parker Hannifin Corp. (b)                               4,311,294
70,000    SPX Corp.                                               9,221,100
                                                                 $24,375,966
          Total Capital Goods                                    $61,729,058
          Commercial Services & Supplies - 1.3 %
          Diversified Commercial Services - 1.3 %
135,000   CoStar Group, Inc. * (b)                               $6,000,750
          Total Commercial Services & Supplies                   $6,000,750
          Consumer Services - 2.6 %
          Restaurants - 2.6 %
194,600   Darden Restaurants, Inc.                               $6,215,524
161,600   Yum! Brands, Inc. (b)                                   5,670,544
                                                                 $11,886,068
          Total Consumer Services                                $11,886,068
          Media - 1.4 %
          Broadcasting & Cable TV - 1.4 %
266,000   Liberty Entertainment, Ltd. *                          $6,445,180
          Total Media                                            $6,445,180
          Retailing - 6.0 %
          Apparel Retail - 6.0 %
124,000   Abercrombie & Fitch Co.                                $7,772,320
78,000    Guess?, Inc.                                            2,921,100
137,300   Ross Stores, Inc.                                       4,876,896
362,000   TJX Companies, Inc.                                     11,392,140
                                                                 $26,962,456
          Total Retailing                                        $26,962,456
          Food Beverage & Tobacco - 3.0 %
          Soft Drinks - 2.2 %
147,600   Fomento Economico Mexicano SA de C.V.                  $6,717,276
116,200   Hansen Natural Corp. * (b)                              3,348,884
                                                                 $10,066,160
          Tobacco - 0.8 %
48,700    Lorillard, Inc. *                                      $3,368,092
          Total Food Beverage & Tobacco                          $13,434,252
          Health Care Equipment & Services - 3.0 %
          Health Care Equipment - 3.0 %
139,932   Insulet Corp. * (b)                                    $2,201,130
16,700    Surgical Intuitive, Inc. * (b)                          4,498,980
380,000   Thoratec Corp. * (b)                                    6,608,200
                                                                 $13,308,310
          Total Health Care Equipment & Services                 $13,308,310
          Pharmaceuticals & Biotechnology - 4.8 %
          Life Sciences Tools & Services - 3.1 %
149,400   Charles River Laboratories International, Inc. *       $9,549,648
83,000    Thermo Fisher Scientific, Inc. *                        4,625,590
                                                                 $14,175,238
          Pharmaceuticals - 1.7 %
164,821   Teva Pharmaceutical Industries Ltd. (b)                $7,548,802
          Total Pharmaceuticals & Biotechnology                  $21,724,040
          Diversified Financials - 4.1 %
          Asset Management & Custody Banks - 0.7 %
84,300    Federated Investors, Inc. *                            $2,901,606
          Investment Banking & Brokerage - 1.7 %
95,700    Investment Technology Group, Inc. *                    $3,202,122
131,700   Lazard Ltd.                                             4,497,555
                                                                 $7,699,677
          Specialized Finance - 1.7 %
50,800    IntercontinentalExchange, Inc. *                       $5,791,200
22,700    Nymex Holdings, Inc. (b)                                1,917,696
                                                                 $7,708,896
          Total Diversified Financials                           $18,310,179
          Software & Services - 10.3 %
          Application Software - 2.8 %
142,400   Amdocs Ltd. *                                          $4,189,408
75,300    Citrix Systems, Inc. *                                  2,214,573
399,500   Nuance Communications, Inc. * (b)                       6,260,165
                                                                 $12,664,146
          Data Processing & Outsourced Services - 1.3 %
104,500   Alliance Data Systems Corp. *                          $5,909,475
          Internet Software & Services - 3.9 %
274,900   Akamai Technologies, Inc. * (b)                        $9,563,771
14,700    Google, Inc. *                                          7,738,374
                                                                 $17,302,145
          Systems Software - 2.3 %
108,900   BMC Software, Inc. *                                   $3,920,400
122,500   Check Point Software Technologies Ltd. *                2,899,575
99,800    McAfee, Inc. *                                          3,396,194
                                                                 $10,216,169
          Total Software & Services                              $46,091,935
          Technology Hardware & Equipment - 9.8 %
          Semiconductor Equipment - 2.3 %
171,300   MEMC Electronic Materials, Inc. *                      $10,541,802
          Communications Equipment - 7.5 %
891,900   Brocade Communications Systems, Inc. *                 $7,349,256
271,500   F5 Networks, Inc. *                                     7,716,030
300,860   Foundry Networks, Inc. *                                3,556,165
111,800   Juniper Networks, Inc. *                                2,479,724
199,609   Northern Telecom Ltd. *                                 1,640,786
193,500   Polycom, Inc. * (b)                                     4,713,660
447,600   Riverbed Technology, Inc. * (b)                         6,141,072
                                                                 $33,596,693
          Total Technology Hardware & Equipment                  $44,138,495
          Semiconductors - 9.8 %
          Semiconductor Equipment - 0.5 %
130,000   Tessera Technologies, Inc. *                           $2,128,100
          Semiconductors - 9.3 %
213,100   Broadcom Corp. * (b)                                   $5,815,499
184,700   Cree, Inc. * (b)                                        4,213,007
253,200   Intersil Holding Corp.                                  6,157,824
227,800   Linear Technology Corp. (b)                             7,419,446
410,300   Marvell Technology Group Ltd. *                         7,245,898
1,215,200 SGC Holding Corp. *                                     11,143,384
                                                                 $41,995,058
          Total Semiconductors                                   $44,123,158
          TOTAL COMMON STOCKS
          (Cost  $387,413,270)                                   $448,402,158

          TEMPORARY CASH INVESTMENTS - 24.6 %
          Repurchase Agreement - 0.1 %
105,000 Bank of America, 2.2%, dated 6/30/08, repurchase price of $105,000 plus accrued interest on 7/1/08 collateralized by the following:

          $283,619 Federal National Mortgage Association, 5.5%, 6$ 105,000

105,000 Barclays Plc, 2.27%, dated 6/30/08, repurchase price of $105,000 plus accrued interest on 7/2/08 collateralized by the following:


          $63,834 Federal Home Loan Mortgage Corp.,
                   4.171-6.27%, 12/1/34-10/1/37
          $65,593 Federal National Mortgage Association,           105,000
                  4.024 - 6.082%, 8/1/36 - 2/1/48

125,000 Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of $125,000 plus accrued interest on 7/1/08 collateralized by the following:

          $30,801 Federal National Mortgage Association (ARM),
                   4.708-5.887%, 12/1/13 - 3/1/37
          $23,356 Federal Home Loan Mortgage Corp., 4.703-4.704%,
                  12/1/35-3/1/35
          $96,010 Freddie Mac Giant, 4.5 - 7.0%, 10/1/34 - 5/1/38
          $51,559 U.S Treasury Strip, 0.0%, 8/15/22                125,000

105,000   JP Morgan, 2.26%, dated 6/30/08, repurchase price
          of $105,000 plus accrued interest on 7/1/08 collateralized by $116,756 Federal National Mortgage Association, 4.5 - 6.5%,
          3/1/23 - 5/1/38                                          105,000

105,000   Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
          $105,000 plus accrued interest on 7/1/08 collateralized by $131,080 Federal Home Loan Mortgage Corp.,
          5.065-6.025%, 9/1/36-4/1/38                              105,000
                                                                 $ 545,000
          Total Repurchase Agreement

Principal
Amount                                                              Value
          Securities Lending Collateral  - 24.5%
          Certificates of Deposit:
$2,246,488American Express, 2.72, 8/8/08                         $2,246,488
1,681,503 Bank of America, 2.88%, 8/11/08                         1,681,503
1,681,503 Citibank,  2.85%, 7/29/08                               1,681,503
605,501   Banco Santander NY,  2.80%, 10/7/08                      605,501
1,683,193 Banco Santander NY,  3.09%, 12/22/08                    1,683,193
1,680,935 Bank of Nova Scotia, 3.18%, 5/05/09                     1,680,935
840,751   Bank of Scotland NY, 2.73%, 7/11/08                      840,751
840,751   Bank of Scotland NY, 2.72%, 8/15/08                      840,751
604,665   Bank of Scotland NY, 2.89%, 11/4/08                      604,665
840,195   Bank of Scotland NY, 3.03%, 9/26/08                      840,195
3,026,702 Barclay's Bank, 3.18% 5/27/09                           3,026,702
2,522,280 Bank Bovespa NY,  2.705%, 8/8/08                        2,522,280
1,681,503 BNP Paribas NY,  2.88%, 7/23/08                         1,681,503
1,008,917 Calyon NY,  2.85%, 8/25/08                              1,008,917
1,412,462 Calyon NY, 2.64%, 9/29/08                               1,412,462
533,319   Calyon NY, 2.69%, 01/16/09                               533,319
1,395,646 Commonwealth Bank of Australia NY, 2.63%, 7/11/08       1,395,646
1,412,462 Deutsche Bank Financial, 2.72%,  7/30/08                1,412,462
672,663   Deutsche Bank Financial, 2.72%,  8/4/08                  672,663
1,378,838 Dexia Bank NY, 2.69%, 8/7/08                            1,378,838
336,280   Dexia Bank NY, 2.65%, 08/12/08                           336,280
1,245,959 Dexia Bank NY, 3.37%, 09/29/08                          1,245,959
3,026,704 DNB NOR Bank ASA NY, 2.90%, 6/8/09                      3,026,704
144,442   Fortis, 3.11%, 09/30/08                                  144,442
3,080,513 Intesa SanPaolo S.p.A., 2.72%, 5/22/09                  3,080,513
1,466,270 Lloyds Bank, 2.61%,  7/11/08                            1,466,270
840,751   Lloyds Bank, 2.61%,  8/18/08                             840,751
1,143,422 Natixis, 2.83%,  8/4/08                                 1,143,422
1,681,503 NORDEA NY,  2.81%, 8/29/08                              1,681,503
194,292   NORDEA NY,  2.72%, 4/9/09                                194,292
161,149   NORDEA NY,  2.73%, 12/01/08                              161,149
268,982   Rabobank Nederland NY,  2.37%, 8/29/08                   268,982
840,751   Royal Bank of Canada NY,  2.57%, 7/15/08                 840,751
1,681,533 Royal Bank of Canada NY,  2.6%, 9/5/08                  1,681,533
1,008,901 Bank of Scotland NY, 2.7%, 8/1/08                       1,008,901
1,009,611 Bank of Scotland NY, 2.96%, 11/3/08                     1,009,611
649,063   Skandinavian Enskilda Bank NY,  2.70%, 7/17/08           649,063
194,907   Skandinavian Enskilda Bank NY,  3.18%, 09/22/08          194,907
335,478   Skandinavian Enskilda Bank NY,  3.06% 02/13/09           335,478
672,604   Svenska Bank NY,  2.70%, 7/17/08                         672,604
1,395,646 Svenska Bank NY,  2.55%, 7/11/08                        1,395,646
2,118,693 Toronto Dominion Bank NY, 2.77%, 9/5/08                 2,118,693
1,008,901 Toronto Dominion Bank NY, 2.75%, 11/5/08                1,008,901
335,567   Wachovia, 3.62%,10/28/08                                 335,567
                                                                 $52,592,195
          Commercial Paper:
$516,819  Bank of America, 2.70%, 8/26/08                        $ 516,819
670,625   Bank of America, 2.60%, 8/11/08                          670,625
504,074   CBA, 2.70%, 7/11/08                                      504,074
1,340,520 CBA, 2.88%, 8/18/08                                     1,340,520
336,112   Deutsche Bank Financial, 2.72%,  7/9/08                  336,112
335,765   HSBC, 2.89%  7/21/08                                     335,765
1,670,614 HSBC, 2.88%,  9/29/08                                   1,670,614
1,341,032 ING Funding, 2.70%, 8/13/08                             1,341,032
504,091   Natixis, 2.87%,  7/10/08                                 504,091
503,604   Natixis, 2.87%,  7/21/08                                 503,604
414,404   PARFIN, 3.18%, 8/1/08                                    414,404
666,407   Royal Bank of Scotland, 2.66%,  10/21/08                 666,407
336,273   Societe Generale, 2.98%,  7/2/08                         336,273
838,780   Societe Generale, 2.93%,   7/30/08                       838,780
670,698   Societe Generale, 3.18%,   8/5/08                        670,698
1,340,111 Societe Generale, 3.18%,  8/22/08                       1,340,111
670,621   SVSS NY, 3.18%, 8/11/08                                  670,621
319,918   Bank Bovespa NY,  2.79%, 3/12/09                         319,918
1,513,008 General Electric Capital Corp., 2.77%, 1/5/09           1,513,008
1,680,882 General Electric Capital Corp., 2.82%, 3/16/09          1,680,882
621,829   IBM, 3.18%, 2/13/09                                      621,829
1,681,503 IBM, 3.18%, 6/26/09                                     1,681,503
3,026,704 Met Life Global Funding, 3.16%, 6/12/09                 3,026,704
2,858,554 WestPac, 3.18%,  6/1/09                                 2,858,554
                                                                 $24,362,948
          Mutual Funds:
$2,017,803BlackRock Liquidity Money Market Fund, 3.18%           $2,017,803
  2,624,15Dreyfus Preferred Money Market Fund, 3.18%              2,624,152
                                                                 $4,641,955
          Tri-party Repurchase Agreements:
$7,152,336Deutsche Bank, 2.5% 7/1/08                             $7,152,336
20,178,027Lehman Brothers, 2.65% 7/1/08                           20,178,027
                                                                 $27,330,364
          Other:
$836,231  ABS CFAT 2008-A A1, 3.005%, 4/27/09                    $ 836,231
          Total Securities Lending Collateral                    $109,763,693
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $110,308,693)                                   $110,308,693
          TOTAL INVESTMENT IN SECURITIES - 124.5%
          (Cost  $497,721,963) (a)                               $558,710,851
          OTHER ASSETS AND LIABILITIES - (24.5)%               $(109,971,374)
          TOTAL NET ASSETS - 100.0%                              $448,739,477


(A.D.R.)  American Depositary Receipt

*         Non-income producing security.

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of
           $398,758,107 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost          $88,929,742

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value          (27,940,854)

          Net unrealized gain                                      $60,988,888

(b)       At June 30, 2008, the following securities were out on loan:

Shares                           Security                           Value

270,600   Weatherford Intl, Inc. *                                13,113,276
270,000   Akamai Technologies, Inc. *                             9,331,200
210,000   Broadcom Corp. *                                        5,762,400
133,450   CoStar Group, Inc. *                                    5,926,515
182,850   Cree, Inc. *                                            4,335,374
60,000    ENSCO International, Inc.                               4,840,800
20,000    First Solar, Inc. *                                     5,325,000
76,000    Hansen Natural Corp. *                                  2,215,400
138,500   Insulet Corp. *                                         2,267,145
1,000     Surgical Intuitive, Inc. *                               269,590
134,000   Linear Technology Corp.                                 4,344,280
391,115   Nuance Communications, Inc. *                           5,610,218
6,000     Parker Hannifin Corp.                                    425,640
53,600    Polycom, Inc. *                                         1,333,568
32,200    Quanta Services, Inc. *                                 1,057,126
55,000    Riverbed Technogoly, Inc. *                              760,650
43,200    Southwestern Energy Co. *                               2,013,984
59,000    Steel Dynamics, Inc.                                    2,266,190
120,000   Suntech Power Holdings Co., Ltd. (A.D.R.) *             4,383,600
154,000   Teva Pharmaceutical Industries Ltd.                     6,960,800
14,000    Thoratec Corp. *                                         246,680
124,000   Yum! Brands, Inc.                                       4,341,240
          Total                                                  $87,130,676

(c)       Securities lending collateral is managed by Credit Suisse.

          FAS 157 Footnote Disclosures
          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of June
              30, 2008, in valuing the Fund's assets:

Valuation Inputs                                                Investments
                                                                in Securities
Level 1 - Quoted Prices                                         448,402,158
Level 2 - Other Significant Observable Inputs                   110,308,693
Level 3 - Significant Unobservable Inputs				0
Total                                                           558,710,851


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.